Leases (Details) - Schedule of lease expense - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of lease expense [Abstract]
Operating lease costs	[1]	$ 4,224	$ 2,585	$ 1,334
Reimbursement from third party		(1,010)	(423)
Total lease expense, net		$ 3,214	$ 2,162	$ 1,334

[1]	Includes short-term and variable lease costs.